Personnel costs	12 Months Ended
Dec. 31, 2021
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Personnel costs	Personnel costs
The following table provides a breakdown for personnel costs:

(Euro thousands)	For the years ended December 31,
	2021	2020	2019
Wages and salaries	(271,767)	(209,965)	(250,196)
Social contributions, pension plans and indemnities	(51,725)	(50,750)	(61,156)
Share-based payments	(16,290)	—	—
Severance indemnities	(8,996)	(12,308)	(9,778)
Other long-term benefits	(8,702)	—	—
Uniforms	(4,434)	(5,013)	(8,481)
Insurances and other benefits	(2,455)	(3,142)	(1,460)
Other payroll expenses	(3,393)	(1,481)	(873)
Total personnel costs	(367,762)	(282,659)	(331,944)
Wages and salaries for the year ended December 31, 2021 include Euro 10,916 thousand relating to a Euro 1,500 special gift to each employee of the Group as a result of the Company’s listing on the NYSE on December 20, 2021 (Monterubello agreed to reimburse the cost incurred by the Group as an equity contribution, which was received in February 2022, see also Note 42 - Related party transactions). Wages and salaries for the year ended December 31, 2020 were impacted by several actions taken in 2020 in response to COVID-19 (many of which were partially or fully reversed in 2021), including the impact of furlough and other temporary layoff measures taken at our DOSs, cuts on senior and mid-level manager salaries and permanently reduced headcount in certain business functions.
Share-based payments in 2021 include (i) Euro 6,138 thousand relating to long-term incentives granted to the Group’s Chief Executive Officer (“CEO”) that vest in three tranches in 2022, 2023 and 2024 subject to the achievement of certain performance and service conditions; (ii) Euro 5,380 thousand relating to the grant of performance share units, which each represent the right to receive one Zegna ordinary share, to some Zegna directors, key executives with strategic responsibilities and other employees of the Group, all subject to certain performance and service conditions, (iii) Euro 1,236 thousand related to 800,000 private warrants issued, pursuant to the Business Combination, to certain Zegna non-executive directors and (iv) Euro 3,536 thousand for other equity incentives to key management. For additional information related to these awards and other incentives awarded to the key management please refer to Note 42 - Related party transactions and for additional information related to the Business Combination please refer to Note 1 - General information.
Other long-term benefits include Euro 8,702 thousand relating to bonuses earned by certain of Zegna’s senior management team (excluding the CEO) which will be paid in 2024.
Severance indemnities include restructuring costs related to supply chain (Euro 7,828 thousand in 2021, Euro 1,599 thousand in 2020 and Euro 6,935 thousand in 2019), to distribution companies and headquarter functions (Euro 1,168 thousand in 2021, Euro 5,371 thousand in 2020 and Euro 2,827 thousand in 2019) and to the woman division business (nil in 2021, Euro 3,407 thousand in 2020 and Euro 16 thousand in 2019), as well as a provision for severance indemnities (nil in 2021, Euro 1,931 thousand in 2020 and nil in 2019).